January 22, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Investors Trust

Post-Effective Amendment No. 2 to Registration Statement on Form N-2

(333-181550; 811-04173)

Dear Mr. Bartz:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the above captioned fund (the “Registrant”) is a post-effective amendment to the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”). The filing represents the annual update for the Registrant and would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b). In this regard, the Registrant requests no review or a limited review of the Registrant’s filing, and the Registrant seeks effectiveness no later than February 28, 2013.

The staff of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registrant is a closed-end fund that recently underwent SEC review and comment by the SEC staff and was declared effective on August 14, 2012. Please note that, in keeping with the request for no review or limited review above, based on the SEC staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are limited to routine updates to the expense, financial and performance tables, as well as updates to the tax disclosures and to the information regarding the Board of Trustees. The investment strategies and investment policies of the Registrant have not changed. Additionally, due to the recent effectiveness of the Registration Statement, no changes to the other disclosures in the Registration Statement have been made.

To facilitate your review, as requested we will send to you under separate cover marked versions of the prospectus and statement of additional information showing all changes that were made to the currently effective Registration Statement.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (617) 951-9068.

Sincerely,

/s/ Trayne S. Wheeler
Trayne Wheeler